8. INVESTMENTS (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Net revenues	R$ 18,524,601	R$ 17,148,949	R$ 15,261,697
Cost of sales and services	13,596,141	12,640,042	11,740,101
Gross profit	4,928,460	4,508,907	3,521,596
Operating (expense) income	(1,944,495)	(2,563,431)	1,528,907
Finance income (costs), net	(2,463,627)	(2,522,427)	(3,365,162)
Income before income tax and social contribution	520,338	(576,951)	1,685,341
Current and deferred income tax and social contribution	409,109	266,546	2,903,216
Profit (loss) for the year	(111,229)	853,058	R$ 1,215,964
Ita Energetica | Joint Operation
Disclosure of fair value measurement of assets [line items]
Net revenues	168,194	172,263
Cost of sales and services	(76,810)	(91,568)
Gross profit	91,384	80,695
Operating (expense) income	(58,465)	(54,616)
Finance income (costs), net	317	397
Income before income tax and social contribution	33,236	26,476
Current and deferred income tax and social contribution	(11,105)	(8,854)
Profit (loss) for the year	22,131	17,622
Joint Venture | MRS Logistica
Disclosure of fair value measurement of assets [line items]
Net revenues	3,492,805	3,279,420
Cost of sales and services	(2,307,108)	(2,208,786)
Gross profit	1,185,697	1,070,634
Operating (expense) income	(283,151)	(160,187)
Finance income (costs), net	(187,295)	(249,300)
Income before income tax and social contribution	715,251	661,147
Current and deferred income tax and social contribution	(254,001)	(243,602)
Profit (loss) for the year	461,250	417,545
Joint Venture | CBSI
Disclosure of fair value measurement of assets [line items]
Net revenues	135,399	122,870
Cost of sales and services	(120,647)	(105,692)
Gross profit	14,752	17,178
Operating (expense) income	(8,340)	(8,367)
Finance income (costs), net	(1,004)	(1,676)
Income before income tax and social contribution	5,408	7,135
Current and deferred income tax and social contribution	(1,838)	(1,229)
Profit (loss) for the year	3,570	5,906
Joint Venture | Transnordestina Logistica
Disclosure of fair value measurement of assets [line items]
Net revenues	0	0
Cost of sales and services	0	0
Gross profit	0	0
Operating (expense) income	(32,245)	(97,596)
Finance income (costs), net	(13,938)	(6,032)
Income before income tax and social contribution	(46,183)	103,628
Current and deferred income tax and social contribution	0	0
Profit (loss) for the year	R$ (46,183)	R$ 103,628